Subsequent Events (Details) - USD ($)					12 Months Ended
	Oct. 01, 2025	Jul. 07, 2025	Jul. 03, 2025	Feb. 03, 2025	Mar. 31, 2025	May 20, 2025	Jun. 03, 2024	Feb. 05, 2024	Aug. 31, 2023
Subsequent Events [Line Items]
Common shares increased							50,000	46,040
Par value (in Dollars per share)									$ 0.01
Percentage of definitive agreement					51.00%
Percentage of ownership aquired	51.00%				51.00%
Percentage of indirect stake	26.00%
Common Shares [Member]
Subsequent Events [Line Items]
Restricted common shares			3,800,000,000
Par value (in Dollars per share)			$ 0.01
Aggregate purchase price (in Dollars)			$ 15,440,000
Common Shares [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Common shares increased			179,997,491		179,997,491
Common Shares [Member] | Top of range [member]
Subsequent Events [Line Items]
Common shares increased			4,944,997,491		4,944,997,491
Nonadjusting Events After Reporting Period [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Common shares increased						230,000,000
Nonadjusting Events After Reporting Period [Member] | Top of range [member]
Subsequent Events [Line Items]
Common shares increased						5,000,000,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member]
Subsequent Events [Line Items]
Common shares increased			4,765,000,000
Restricted common shares			3,800,000,000
Private placement common shares		965,000,000
Par value (in Dollars per share)		$ 0.016
Aggregate purchase price (in Dollars)		$ 15,440,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member] | Torii Investment Holdings [Member]
Subsequent Events [Line Items]
Common shares increased		482,500,000
Nonadjusting Events After Reporting Period [Member] | Common Shares [Member] | Ezeesoft Technologies LLC [Member]
Subsequent Events [Line Items]
Common shares increased		482,500,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)				$ 0.1236
Principal amount (in Dollars)				$ 1,000,000
Convertible conversion price per share (in Dollars per share)				$ 0.7048
Convertible conversion price percentage				93.00%
Less discount principal percentage				5.00%
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Annual rate equal percentage				0.00%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Annual rate equal percentage				18.00%
Subsequent Events [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 6,000,000
Subsequent Events [Member] | Pre Paid Advance [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 5,000,000